GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) $ in Thousands, token in Millions		3 Months Ended			9 Months Ended		12 Months Ended
	May 20, 2025 USD ($) token	Sep. 30, 2025 USD ($) date token	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) token	Sep. 30, 2025 USD ($) date token	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) token date	Dec. 31, 2023 USD ($) token	Dec. 31, 2022 USD ($)	May 20, 2024 token
Goodwill [Line Items]
Amortization of intangible assets | $		$ 400	$ 100		$ 600	$ 400	$ 500	$ 500	$ 500
Derivative assets (current and non-current portion) | $		$ 27,007			$ 27,007		$ 83,840
Pyth Tokens
Goodwill [Line Items]
Crypto asset, number of units, restricted								500.0		500.0
Crypto asset, restriction period								4 years
Crypto asset, number of units, unrestricted	125.0									125.0
Crypto asset, number of units sold	125.0			125.0
Proceeds from sale of crypto asset | $	$ 16,200			$ 52,600
Crypto asset, number of units unlocked per anniversary date		125.0			125.0		125.0
Crypto asset, number of unlock anniversary dates | date		2			2		3
Pyth Tokens | Unlocked On May 20, 2025, 2026 and 2027
Goodwill [Line Items]
Crypto asset, number of units, restricted							375.0
Pyth Tokens | Unlocked at Various Times During 2025 Through 2027
Goodwill [Line Items]
Crypto asset, number of units, restricted							0.8
Other
Goodwill [Line Items]
Finite-lived intangible assets acquired | $									600
Impairment of intangible assets, finite-lived | $							$ 0	$ 0	$ 600